Note 25 - Share Capital (Details Textual) $ / shares in Thousands	Dec. 31, 2024 $ / shares
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)	$ 0
Preference shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)	$ 0